Acquisitions, Divestitures and Discontinued Operations - Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Goodwill	$ 2,293,519	$ 2,046,820	$ 2,071,999
Inenco Group
Business Acquisition [Line Items]
Trade accounts receivable	148,543
Merchandise inventories	319,579
Prepaid expenses and other current assets	788
Intangible assets	340,799
Deferred tax assets	1,480
Property, plant and equipment	70,958
Operating lease assets	127,470
Other assets	20,318
Total identifiable assets acquired	1,029,935
Current liabilities	122,307
Long-term debt	164,662
Operating lease liabilities	61,626
Deferred tax liabilities	67,081
Other long-term liabilities	132,187
Total liabilities assumed	547,863
Net identifiable assets acquired	482,072
Noncontrolling interests in a subsidiary	(1,600)
Goodwill	380,240
Net assets acquired	$ 860,712